Average Annual Total Returns - FidelityTreasuryMoneyMarketFund-CPRO - FidelityTreasuryMoneyMarketFund-CPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Advisor Class C - Return Before Taxes
Dec. 30, 2024
Average Annual Return:
Past 1 year	2.70%
Past 5 years	1.05%
Past 10 years	0.69%